Short-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Short-term borrowings
Short-term borrowings	¥ 870,000	$ 126,138	¥ 932,000
Unsecured bank loans
Short-term borrowings
Short-term borrowings	¥ 870,000		¥ 932,000